IBOR Transition (Detail) - USD LIBOR [Member] € in Millions	Dec. 31, 2022 EUR (€)
Interest Rate Benchmark Reform [Line Items]
Total financial assets	€ 3,096,230
Non-Derivative Financial assets [Abstract]
Non-Derivative Financial Assets	33,862
Loans	31,416
Other	2,445
Derivative Financial assets [Abstract]
Derivative Financial Assets	3,062,368
Total financial liabilities	2,843,883
Non-Derivative Financial liabilities [Abstract]
Total Non-Derivative Financial Liabilities	8,666
Bonds	7,731
Deposits	728
Other	207
Derivative Financial liabilities [Abstract]
Derivative Financial Liabilities	2,835,216
Off-balance sheet [Abstract]
Off-balance sheet	€ 34,914